Long-term Debt and Convertible Preferred Stock Warrants - Warrants Issued Narrative (Details) - USD ($)	1 Months Ended							12 Months Ended
	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Feb. 28, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2021	Mar. 26, 2021	Mar. 25, 2021	Dec. 31, 2015	Dec. 31, 2013
Debt Instrument [Line Items]
Issuance of convertible preferred stock (in shares)								42,677	12,549,852	5,704,601
Convertible preferred stock warrant liability								$ 800,000	$ 500,000
Warrants outstanding (in shares)								148,994					164,973
Series C
Debt Instrument [Line Items]
Warrants converted (in shares)															80,294
Issuance of convertible preferred stock (in shares)			42,677
Series D
Debt Instrument [Line Items]
Warrants converted (in shares)														26,764
Series E-1
Debt Instrument [Line Items]
Warrants converted (in shares)		15,979						111,854
Warrant term							10 years
Exercise price (in dollars per share)							$ 6.2581
Series F
Debt Instrument [Line Items]
Warrants converted (in shares)						10,376
Class B Common Stock Warrant
Debt Instrument [Line Items]
Warrants outstanding (in shares)											138,209	164,973	164,973
Term Loan | Series E-1
Debt Instrument [Line Items]
Warrants converted (in shares)	15,979
Percent of additional advance amount drawn	2.00%	2.00%					2.00%
Amount drawn (up to)							$ 800,000
Term Loan | Series F
Debt Instrument [Line Items]
Percent of additional advance amount drawn						2.00%
Medium-term Notes | Term Loan
Debt Instrument [Line Items]
Borrowed amount	$ 5,000,000.0	$ 5,000,000.0		$ 5,000,000.0	$ 5,000,000.0	$ 3,600,000	$ 20,000,000.0